Share-based compensation - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) shares component	Dec. 31, 2021 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of components of share-based compensation plan | component	5
Share-based compensation | $	$ 4,713	$ 2,261
Number of common shares exercisable for each share option	1
Number of common shares reserved for issuance	2,845,420
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding (in shares)	0	0